Related Party Balances and Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Related Party balances and transactions

Note 12 – Related party balances and transactions

Related party balances

Other receivable, a related party

Name of related party	Relationship	Nature	As of September 30, 2024	As of June 30, 2024
			(Unaudited)	(Audited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Equipment rental deposit	$14,007	$12,246

Other payables, related parties

Name of Related Party	Relationship	Nature	As of September 30, 2024	As of June 30, 2024
			(Unaudited)	(Audited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense paid on behalf	-	761

Related party loan

On December 7, 2020, the Company obtained right of use of a vehicle through signing a trust of deed with Chan Chong “Sam” Teo, the Chief Executive Officer and a shareholder of TGL. In return, the Company is obligated to remit monthly installment auto loan payment related to this vehicle on behalf of the related party mentioned above. The total amount of loan that the Company is entitled to repay is approximately $27,000 (RM 114,000). The auto loan bear 5.96% of interest rate per annum with 60 equal monthly installment payment due on the first of each month. As of September 30, 2024, such loan has an outstanding balance of $9,134, of which $1,574 due after 12 months period and classified as related party loan, non-current portion. The interest expense was $323 and $322 for the three months ended September 30, 2024 and 2023, respectively.

Related party transactions

Purchase from related parties

Name of Related Party	Relationship	Nature	For the three months ended September 30, 2024	For the three months ended September 30, 2023
			(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of products	$-	$12,824

Equipment purchased from a related party

Name of Related Party	Relationship	Nature	For the three months ended September 30, 2024	For the three months ended September 30, 2023
			(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of equipment	$-	$4,987

Operating expenses from related parties

Name of Related Party	Relationship	Nature	For the three months ended September 30, 2024	For the three months ended September 30, 2023
			(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense (short-term office equipment rental)	5,885	-
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is a 40% shareholder of this entity	Consulting fees	-	24,227
Total			$5,885	$24,227

Note 12 – Related party balances and transactions

Related party balances

Other receivable, a related party

Name of related party	Relationship	Nature	As of June 30, 2024	As of June 30, 2023
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Equipment rental deposit	$12,246	$12,379

Other payables, related parties

Name of Related Party	Relationship	Nature	As of June 30, 2024	As of June 30, 2023
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is the shareholder of this entity	Consulting fee	$-	$345
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense paid on behalf	761	1,315
Total			$761	$1,660

Amount due to related parties

Name of Related Party	Relationship	Nature	As of June 30, 2024	As of June 30, 2023
Chong Chan “Sam” Teo	Former Directors,Former Chief Executive Officer, and Shareholder of TGL	Interest-free loan, due on demand	$-	$186,579
Kok Pin “Darren” Tan	Shareholder of TGL	Interest-free loan, due on demand	-	134,381
Total			$-	$320,960

Related party loan

On December 7, 2020, the Company obtained right of use of a vehicle through signing a trust of deed with Chan Chong “Sam” Teo, the Chief Executive Officer and a shareholder of TGL. In return, the Company is obligated to remit monthly installment auto loan payment related to this vehicle on behalf of the related party mentioned above. The total amount of loan that the Company is entitled to repay is approximately $27,000 (RM 114,000). The auto loan bear 5.96% of interest rate per annum with 60 equal monthly installment payment due on the first of each month. As of June 30, 2024, such loan has an outstanding balance of $9,081, of which $2,743 due after 12 months period and classified as related party loan, non-current portion. The interest expense was $1,414 and $1,779 for the years ended June 30, 2024 and 2023, respectively.

Related party transactions

Revenue from related parties

Name of Related Party	Relationship	Nature	For the year ended June 30, 2024	For the year ended June 30, 2023
Matrix Ideal Sdn Bhd	Yu Weng Lok is a common shareholder	Sales of products	$-	126

Purchase from related parties

Name of Related Party	Relationship	Nature	For the year ended June 30, 2024	For the year ended June 30, 2023
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of products	$25,446	$22,036

Equipment purchased from a related party

Name of Related Party	Relationship	Nature	For the year ended June 30, 2024	For the year ended June 30, 2023
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of equipment	$14,093	$52,328

Operating expenses from related parties

Name of Related Party	Relationship	Nature	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
World Cloud Ventures Sdn Bhd	Shareholder of TGI	Operating expense	-	55,484
VCI Global Limited	Shareholder of TGI	Operating expense	15,000	-
Imej Jiwa Communications Sdn Bhd	Voon Him “Victor” Hoo, the Company’s former Chairman and Managing Director is the director of this entity	Consulting fess	-	2,744
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense	25,278
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is a 40% shareholder of this entity	Consulting fees	40,947	290,476
Total			$81,225	$348,704